Associates and joint ventures	12 Months Ended
Dec. 31, 2019
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Associates and joint ventures
13. Associates and joint ventures

The Group’s share of after
-
tax profits and losses of associates and joint ventures is set out below:

	2019 £m	2018 £m	2017 £m
Share of after-tax profits of associates	85	28	16
Share of after-tax (losses)/profits of joint ventures	(11)	3	(3)

	74	31	13
At 31 December 2019, the Group held one significant associate, Innoviva, Inc.
Summarised income statement information in respect of Innoviva is set out below for the periods in which the Group accounted for its investment in Innoviva as an associate. The Group’s 2019 share of after
-
tax profits of associates and other comprehensive income includes a profit of £79 million and other comprehensive income of £nil in respect of Innoviva.
The results of Innoviva included in the summarised income statement information below represent the estimated earnings of Innoviva in the relevant periods, based on publicly available information at the balance sheet date. Innoviva’s turnover arises from royalty income from GSK in relation to
Relvar/Breo Ellipta, Anoro Ellipta and Trelegy Ellipta sales
.

	2019 £m	2018 £m	2017 £m
Turnover	193	183	165
Profit after taxation	116	134	103
Other comprehensive income	—	—	—
Total comprehensive income	116	134	103
The estimated results of Innoviva for 2018 exclude a deferred tax credit of £163 million which was not announced by Innoviva until after the Group finalised its results for 2018. Accordingly, GSK’s share of this credit of £51 million has been recognised in the share of after
-
tax profits of associates in 2019.
Aggregated financial information in respect of GSK’s share of other associated undertakings and joint ventures is set out below:

	2019 £m	2018 £m	2017 £m
Share of turnover	32	242	252
Share of after-tax (losses)/profits	(5)	(2)	(5)
Share of other comprehensive income	—	—	—
Share of total comprehensive (expense)/income	(5)	(2)	(5)
The Group’s sales to associates and joint ventures were £3 million in 2019 (2018 – £43 million; 2017 – £41 million).